Retroactive Effect of Reverse Stock Split (Details Narrative) - USD ($)	1 Months Ended
	Feb. 15, 2022	Dec. 31, 2021
Original Issue Discount		$ 44,800
Conversion Price		$ 7.50
Financing Arrangement [Member]
Common Stock, Shares Purchased	1,619
Cash Fee Payment	$ 14,650
Lend Amount	370,000
Original Issue Discount	$ 37,000
Common Stock, Share Price	$ 12.75
Common Stock, Fixed Price	14.40
Conversion Price	$ 7.50
Percentage Of Penalty Due	15.00%
Warrant Coverage On The Principal Amount	40.00%
Percentage Of Gross Proceeds Of Loan	4.39%
Percentage Of Exercise Price Of Warrant Issued	120.00%
Warrant Coverage On Gross Proceeds Of Loan	7.00%
Bears Interest Rate	8.00%
Warrant Issued To Purchase Shares Of Common Stock	12,334
Warrant Issued To Purchase Shares Of Common Stock, Purchase Price	$ 12.00